Shareholders’ Equity (Details Narrative) - USD ($)													2 Months Ended		3 Months Ended		12 Months Ended
	Dec. 20, 2022	Dec. 08, 2022	Sep. 24, 2022	Jul. 15, 2022	May 16, 2022	May 09, 2022	Mar. 17, 2022	Sep. 24, 2021	Jul. 01, 2021	May 17, 2021	Mar. 21, 2021	Mar. 17, 2021	Feb. 28, 2023	Oct. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 08, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2022	Sep. 01, 2022	Dec. 01, 2021	Jul. 13, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share																		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized															1,000,000			1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share															$ 0.0001			$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding															11,977,184			11,899,865	10,995,066
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 11.78	$ 8.84
Proceeds from Warrant Exercises															$ 114,000	$ 126,000		$ 1,558,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		91,611	444,059
Warrants and Rights Outstanding															$ 2,061,285			$ 2,059,334
Stock Issued During Period, Value, New Issues																		1,620,000
Share Price															$ 4.00
Financing costs																		2,497,000
Stock Issued During Period, Shares, Issued for Services																			288,909
Stock Issued During Period, Value, Issued for Services															$ 586,000	612,000		1,545,000	$ 1,744,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value															$ 3,300,000			$ 3,300,000
Warrants and Rights Outstanding, Term															1 year 1 month 2 days			1 year 4 months 2 days
Fair Value Adjustment of Warrants															$ 109,000				13,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term															1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate															91.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate															0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															472.00%
Compensation expense															$ 730,000	$ 684,000		$ 2,600,000	$ 1,500,000
Stock Issued During Period, Shares, Employee Benefit Plan																		252,779	1,498,010
Stock Issued During Period, Value, Employee Benefit Plan																		$ 1,700,000	$ 7,600,000
Unvested compensation expense															4,400,000			5,100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value															$ 1,700,000			$ 1,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price															$ 6.20			$ 6.20	$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																		252,779	1,498,010
Options exercisable price															$ 6.10			$ 5.96
Stock Issued During Period, Shares, Restricted Stock Award, Gross															43,250
Convertible Debt													$ 250,000
Adjustments to Additional Paid in Capital, Warrant Issued													$ 110,000		$ 110,000				$ 2,482,000
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense																		$ 114,000	17,000
Advisory Board Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price									$ 5.90
Fair Value Adjustment of Warrants									$ 382,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term									5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									108.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									25.00%
Compensation expense																		94,000	288,000
Unvested compensation related to stock options															$ 0			0
Geoffrey Andersen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				10,179
Options vested				8,348
Vested exercise price				$ 5.90
Options vested				1,697
Options exercisable price				$ 8.84
Options vetsed fair value				$ 62,000
Geoffrey Andersen [Member] | Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price		$ 8.84
Stock Issued During Period, Value, Issued for Services		$ 990,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		183.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.04%
Compensation expense		$ 83,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		169,650
Options vested		14,137
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award																	two-year
Salary and Wage, Excluding Cost of Good and Service Sold																	$ 250,000
Proceeds from Issuance or Sale of Equity		$ 5,000,000
Base salary		$ 325,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross		16,965
Steven Handy [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense																		266,000	269,000
Steven Handy [Member] | Employement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price						$ 8.84
Stock Issued During Period, Value, Issued for Services						$ 220,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						108.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						2.81%
Stock Issued During Period, Shares, Employee Benefit Plan						33,930
Base salary												$ 200,000
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold						$ 220,000
Severance payment						$ 100,000						$ 100,000
Mr. Destler [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price											$ 5.90
Sale of Stock, Price Per Share											$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term											7 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate											107.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate											0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											1.34%
Compensation expense																		$ 1,700,000	$ 1,100,000
Stock Issued During Period, Shares, Employee Benefit Plan											1,357,200
Stock Issued During Period, Value, Employee Benefit Plan											$ 6,800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date											Apr. 01, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number											28,275
2022 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																		1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																		7,179,362
2022 Stock Incentive Plan [Member] | Geoffrey Andersen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding		8.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date		Dec. 08, 2027
2022 Stock Incentive Plan [Member] | Steven Handy [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price						$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period						5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period						2 years
2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																		1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																		0
2016 Equity Incentive Plan [Member] | Employement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price												$ 5.90
Sale of Stock, Price Per Share												$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term												5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate												106.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate												0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate												0.83%
Stock Issued During Period, Shares, Employee Benefit Plan												101,790
Stock Issued During Period, Value, Employee Benefit Plan										$ 462,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date												May 17, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number												8,483
Restricted Stock Units (RSUs) [Member] | 2022 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued															0			0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period							67,860
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding							$ 600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights							The RSUs vest on the earlier of twelve months from the date of grant, or a strategic transaction including the Company being acquired, an initial public offering, or a liquidity event more than $10 million
Recognized compensation expense															$ 172,000			$ 388,000
Share based payment options non vested															$ 190,000			$ 362,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures																		84,825
Restricted Stock Units (RSUs) [Member] | 2022 Stock Incentive Plan [Member] | Employees And Executives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period							67,860
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding							$ 600,000
Restricted Stock Units (RSUs) [Member] | 2022 Stock Incentive Plan [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		16,965
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 150,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights		The RSUs vest on the earlier of twelve months from the date of grant, or a strategic transaction including the Company being acquired, an initial public offering, or a liquidity event more than $5 million.
Restricted Stock Units (RSUs) [Member] | 2022 Stock Incentive Plan [Member] | Geoffrey Andersen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		16,965
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 150,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights		The RSUs vest on the earlier of twelve months from the date of grant, or a strategic transaction including the Company being acquired, an initial public offering, or a liquidity event more than $5 million
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price															$ 8.00			$ 8.00
Share-Based Payment Arrangement, Option [Member] | 2022 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price																		8.06
Sale of Stock, Price Per Share																		$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																		3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																		111.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																		0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																		2.51%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures																		235,813
Stock Issued During Period, Shares, Employee Benefit Plan																		25,448
Stock Issued During Period, Value, Employee Benefit Plan																		$ 306,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period																		5 years
Share-Based Payment Arrangement, Option [Member] | 2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price																			$ 13.76
Sale of Stock, Price Per Share																			$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																			5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																			115.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																			0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																			1.12%
Compensation expense																		$ 466,000	$ 61,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures																		16,965
Stock Issued During Period, Shares, Employee Benefit Plan																			37,500
Stock Issued During Period, Value, Employee Benefit Plan																			$ 310,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term																			5 years 8 months 1 day
Restricted Stock [Member] | 2022 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Recognized compensation expense																		$ 362,000
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues																		$ 1,500,000
Share Price			$ 8.84					$ 5.90
Stock Issued During Period, Shares, Issued for Services								13,572							55,064	69,133		174,739
Stock Issued During Period, Value, Issued for Services								$ 53,000							$ 586,000	$ 612,000
Sale of Stock, Price Per Share								$ 5.90
Other Expenses								$ 10,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			3 years					5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			111.00%					110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%					0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.51%					0.90%
Sale of Stock, Number of Shares Issued in Transaction								13,572
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			13,572
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value			$ 80,000
Consultants [Member] | Advisory Board Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 5.90											$ 11.78	$ 11.78	$ 5.90
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									33,930											33,930		33,930
Other Expenses									$ 5,000
Warrants and Rights Outstanding, Term									3 years											3 years		3 years
Senior Convertible Note Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued																		282,522
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 11.78	$ 8.84
Number of share issued																		183,223	881,332
Proceeds from Issuance of Private Placement																		$ 1,600,000	$ 5,200,000
Shares Issued, Price Per Share																		$ 8.84	$ 5.90
Class of Warrant or Right, Date from which Warrants or Rights Exercisable																		Dec. 31, 2023	Dec. 31, 2022
Warrants and Rights Outstanding																		$ 91,611
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 4.00
Share Price																			$ 4.00
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 8.84
Maximum [Member] | 2022 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																		15,000,000
Maximum [Member] | 2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																							7,000,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 5.90
Minimum [Member] | 2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																							1,000,000
Series A Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares desginated																		1
Preferred Stock, Shares Outstanding																		1
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 3.20		$ 5.90	$ 5.90		$ 5.90
Proceeds from Warrant Exercises															$ 114,000	$ 125,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													21,207		19,256	21,207		264,315	1,218,506
Number of share issued																		264,315
Share Price													$ 4.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value															$ 177,000			$ 143,000
Intrinsic value per share															$ 8.00			$ 8.00
Sale of Stock, Price Per Share																		8.84	$ 5.89
Common stock shares purchased																		11.78	$ 8.84
Warrants term modification																			The original warrant term of eighteen (18) months was modified by the Board on July 13, 2021 to expire on December 31, 2022, and again on December 20, 2022, to expire on June 30, 2023.
Debt Conversion, Converted Instrument, Warrants or Options Issued														1,218,506
Common stock percentage amount													80.00%	80.00%
Compensation expense															$ 0	$ 32,000
Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 5.90
Warrants and Rights Outstanding																		$ 264,315
Proceeds from Issuance of Warrants																		$ 1,600,000
Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of warrants exercisable														115.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															19,256	21,207
Number of share issued																		183,223
Stock Issued During Period, Value, New Issues
Stock Issued During Period, Shares, Issued for Services															55,063	69,132		174,739	288,909
Stock Issued During Period, Value, Issued for Services
Adjustments to Additional Paid in Capital, Warrant Issued
Common Stock [Member] | Senior Convertible Note Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued	106,736				69,049
Stock Issued During Period, Value, New Issues	$ 944,000				$ 609,000													$ 2,500,000
Share Price	$ 8.84				$ 8.84													$ 8.84
Financing costs																		$ 2,500,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 5.90